Related Party Transactions	12 Months Ended
Apr. 30, 2022
Disclosure of transactions between related parties [abstract]
Related Party Transactions [Text Block]

10. Related Party Transactions

During the years ended April 30, 2022 and 2021, the Company has the following related party transactions:

(a) The Company has incurred $2,128,342 (April 30, 2021: $1,451,749) in salary and consulting fees to the Company's officers and companies owned by the Company's officers as compensation.

(b) The Company has incurred $401,806 (April 30, 2021: $46,667) in director fees to the Company's directors.

(c) The Company has paid $600,000 (April 30, 2021: $300,000) to a company with common directors for rent expenses and administration expenses.

(d) The Company has granted 11,062,500 (April 30, 2021: 3,863,000) stock options in total to officers and directors of the Company (Note 8(e)).

(e) As of April 30, 2022, $21,875 (As of April 30, 2021: $526) was payable to directors and officers of the Company. $50,000 (As of April 30, 2021: $nil) was prepaid to a company with common directors for rent expenses and administration expenses.

These transactions are in the normal course of operations and have been valued in these consolidated financial statements at the exchange amount, which is the amount of consideration established and agreed to by the related parties.